OSTERWEIS GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares			Value
Common Stocks: 60.4%
Aerospace & Defense: 2.6%
16,335		L3Harris Technologies, Inc.	$3,948,169

Auto Components: 1.3%
21,995		Aptiv PLC [1]	1,959,095

Banks: 3.0%
15,540		First Republic Bank	2,240,868
14,635		The PNC Financial Services Group, Inc.	2,308,964
			4,549,832

Chemicals: 3.3%
10,865		Air Products & Chemicals, Inc.	2,612,815
20,015		International Flavors & Fragrances, Inc.	2,384,187
			4,997,002

Commercial Services & Supplies: 2.4%
30,170		Waste Connections, Inc.	3,739,873

Electrical Equipment: 0.9%
13,015		AMETEK, Inc.	1,430,218

Equity Real Estate Investment Trusts - REITS: 3.4%
18,180		Crown Castle International Corp.	3,061,148
23,930		Lamar Advertising Co. - Class A	2,105,122
			5,166,270

Food & Staples Retailing: 1.6%
7,928		Southeastern Grocers, Inc. [1,2]	178,380
27,590		Sysco Corp.	2,337,149
2,292,000		Tops Holding, Litigation Trust Proceeds [1,2,6]	1,721
			2,517,250

Health Care Equipment & Supplies: 0.9%
5,910		Teleflex, Inc.	1,452,974

Health Care Providers & Services: 2.8%
46,395		CVS Health Corp.	4,298,961

Insurance: 2.4%
31,440		The Progressive Corp.	3,655,529

Interactive Media & Services: 4.0%
2,781		Alphabet, Inc. - Class C [1]	6,083,298

Internet & Direct Marketing Retail: 1.4%
20,060		Amazon.com, Inc. [1]	2,130,573

IT Services: 5.3%
10,920		Accenture PLC - Class A	3,031,938
24,300		International Business Machines Corp.	3,430,917
8,775		Visa, Inc. - Class A	1,727,710
			8,190,565

Life Sciences Tools & Services: 1.9%
11,285		Danaher Corp.	2,860,973

Machinery: 1.0%
12,785		Lincoln Electric Holdings, Inc.	1,577,158

Metals & Mining: 0.6%
15		Real Alloy Holding, Inc. [1,2]	944,450

Mortgage Real Estate Investment Trusts - REITS: 0.7%
30,375		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,149,997

Multiline Retail: 3.8%
14,295		Dollar General Corp.	3,508,565
16,500		Target Corp.	2,330,295
			5,838,860

Pharmaceuticals: 3.9%
22,515		Johnson & Johnson	3,996,637
22,890		Novartis AG - ADR	1,934,892
			5,931,529

Road & Rail: 2.9%
8,840		Old Dominion Freight Line, Inc.	2,265,515
10,265		Union Pacific Corp.	2,189,319
			4,454,834

Semiconductors & Semiconductor Equipment: 4.3%
22,779		Advanced Micro Devices, Inc. [1]	1,741,910
25,285		Analog Devices, Inc.	3,693,886
12,345		Applied Materials, Inc.	1,123,148
			6,558,944

Software: 4.8%
28,395		Microsoft Corp.	7,292,688

Specialty Retail: 1.2%
27,250		Ross Stores, Inc.	1,913,768

Total Common Stocks
(Cost $68,524,099)			92,642,810

Convertible Preferred Stocks: 0.9%
Construction & Engineering: 0.2%
250		Fluor Corp., 6.500%	296,075

Media: 0.1%
4,000		Paramount Global, 5.750%	157,920

Road & Rail: 0.6%
10,000		Daseke, Inc., 7.625% [1,2,7]	972,924

Total Convertible Preferred Stocks
(Cost $1,488,000)			1,426,919

Principal Amount
Bonds: 24.4%
Corporate Bonds: 20.9%
Air Freight & Logistics: 0.3%
		XPO Logistics, Inc.
$463,000		6.250%, 05/01/2025	460,305

Airlines: 0.4%
		American Airlines, Inc.
600,000		11.750%, 07/15/2025	625,482

Auto Components: 1.5%
		American Axle & Manufacturing, Inc.
179,000		6.250%, 03/15/2026	$164,480
		The Goodyear Tire & Rubber Co.
750,000		9.500%, 05/31/2025	776,957
500,000		5.000%, 07/15/2029	415,016
		Patrick Industries, Inc.
500,000		7.500%, 10/15/2027	463,435
		Real Hero Merger Sub 2, Inc.
600,000		6.250%, 02/01/2029	455,888
			2,275,776
Automobiles: 0.4%
		Ford Motor Co.
500,000		9.625%, 04/22/2030	558,370

Beverages: 0.2%
		Primo Water Holdings, Inc.
300,000		4.375%, 04/30/2029	245,510

Building Products: 0.3%
		Griffon Corp.
500,000		5.750%, 03/01/2028	455,160

Capital Markets: 0.5%
		Oppenheimer Holdings, Inc.
750,000		5.500%, 10/01/2025	751,211

Chemicals: 0.4%
		Consolidated Energy Finance SA
500,000		5.625%, 10/15/2028	403,446
		Olin Corp.
250,000		5.625%, 08/01/2029	223,193
			626,639
Commercial Services & Supplies: 0.9%
		GFL Environmental, Inc.
220,000		5.125%, 12/15/2026	209,374
250,000		4.750%, 06/15/2029	207,262
		KAR Auction Services, Inc.
400,000		5.125%, 06/01/2025	377,793
		Pitney Bowes, Inc.
750,000		7.250%, 03/15/2029	568,808
			1,363,237
Computers & Peripherals: 0.7%
		CPI Acquisition, Inc.
468,000		8.625%, 03/15/2026	442,847
		NCR Corp.
450,000		5.750%, 09/01/2027	399,944
250,000		5.000%, 10/01/2028	212,011
			1,054,802
Construction & Engineering: 1.2%
		Global Infrastructure Solutions, Inc.
500,000		5.625%, 06/01/2029	391,165
		Great Lakes Dredge & Dock Corp.
350,000		5.250%, 06/01/2029	303,339
		New Enterprise Stone & Lime Co., Inc.
500,000		5.250%, 07/15/2028	411,742
		Tutor Perini Corp.
1,000,000		6.875%, 05/01/2025	818,630
			1,924,876
Construction Materials: 0.2%
		Cemex SAB de CV
250,000		7.375%, 06/05/2027	248,228

Consumer Finance: 0.3%
		FirstCash, Inc.
500,000		5.625%, 01/01/2030	432,560

Distributors: 0.1%
		American Builders & Contractors Supply Co., Inc.
139,000		4.000%, 01/15/2028	119,318

Diversified Consumer Services: 0.3%
		Carriage Services, Inc.
500,000		4.250%, 05/15/2029	407,382

Diversified Financial Services: 0.1%
		Burford Capital Global Finance LLC
250,000		6.250%, 04/15/2028	219,633

Diversified Telecommunication Services: 0.3%
		Lumen Technologies, Inc.
500,000		5.375%, 06/15/2029	397,150

Food & Staples Retailing: 1.3%
		C&S Group Enterprises LLC
500,000		5.000%, 12/15/2028	372,125
		KeHE Distributors LLC / KeHE Finance Corp.
612,000		8.625%, 10/15/2026	613,266
		Performance Food Group, Inc.
500,000		4.250%, 08/01/2029	417,760
		United Natural Foods, Inc.
250,000		6.750%, 10/15/2028	233,974
		US Foods, Inc.
500,000		4.750%, 02/15/2029	437,945
			2,075,070
Health Care Providers & Services: 0.1%
		Owens & Minor, Inc.
250,000		4.500%, 03/31/2029	204,431

Hotels, Restaurants & Leisure: 1.2%
		Aramark Services, Inc.
100,000		5.000%, 04/01/2025	95,909
390,000		6.375%, 05/01/2025	382,366
		Carnival Corp.
500,000		5.750%, 03/01/2027	364,830
250,000		6.000%, 05/01/2029	175,542
		Carrols Restaurant Group, Inc.
600,000		5.875%, 07/01/2029	438,966
		GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
500,000		7.000%, 08/15/2028	343,132
			1,800,745
Household Durables: 0.8%
		Empire Communities Corp.
500,000		7.000%, 12/15/2025	395,715
		Mattamy Group Corp.
500,000		5.250%, 12/15/2027	409,192
		The New Home Co., Inc.
500,000		7.250%, 10/15/2025	409,440
			1,214,347
Industrial Conglomerates: 0.3%
		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000		6.250%, 05/15/2026	466,015

IT Services: 1.3%
		Bread Financial Holdings, Inc.
750,000		7.000%, 01/15/2026	721,665
		Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
600,000		6.000%, 11/01/2029	507,217
		MoneyGram International, Inc.
400,000		5.375%, 08/01/2026	380,415
		Unisys Corp.
500,000		6.875%, 11/01/2027	437,189
			2,046,486
Machinery: 1.2%
		The Manitowoc Co., Inc.
1,000,000		9.000%, 04/01/2026	932,400
		Wabash National Corp.
750,000		4.500%, 10/15/2028	574,688
		Welbilt, Inc.
300,000		9.500%, 02/15/2024	299,668
			1,806,756
Media: 0.4%
		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
700,000		5.875%, 08/15/2027	603,981

Metals & Mining: 1.1%
		Century Aluminum Co.
500,000		7.500%, 04/01/2028	450,985
		Coeur Mining, Inc.
600,000		5.125%, 02/15/2029	416,573
		Hecla Mining Co.
500,000		7.250%, 02/15/2028	474,598
		Real Alloy Holding, Inc.
220,377		11.626%, (3 Month LIBOR USD +10.000%) Cash or 13.626% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3]	220,377
		SunCoke Energy, Inc.
250,000		4.875%, 06/30/2029	197,851
			1,760,384
Mortgage Real Estate Investment Trusts - REITS: 0.9%
		HAT Holdings I LLC / HAT Holdings II LLC
500,000		6.000%, 04/15/2025	479,662
		Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
500,000		6.375%, 02/01/2027	479,690
		Starwood Property Trust, Inc.
500,000		5.500%, 11/01/2023	495,293
			1,454,645
Oil, Gas & Consumable Fuels: 0.8%
		Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
350,000		11.000%, 04/15/2025	329,815
		Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000		7.750%, 02/01/2028	389,745
		Global Partners L.P. / GLP Finance Corp.
500,000		7.000%, 08/01/2027	450,620
			1,170,180
Paper & Forest Products: 0.1%
		Resolute Forest Products, Inc.
250,000		4.875%, 03/01/2026	226,634

Professional Services: 0.2%
		Korn Ferry
350,000		4.625%, 12/15/2027	314,794

Specialty Retail: 0.8%
		Ken Garff Automotive LLC
500,000		4.875%, 09/15/2028	408,318
		Rent-A-Center, Inc.
600,000		6.375%, 02/15/2029	468,774
		Sonic Automotive, Inc.
500,000		4.625%, 11/15/2029	388,077
			1,265,169
Thrifts & Mortgage Finance: 0.9%
		Nationstar Mortgage Holdings, Inc.
250,000		6.000%, 01/15/2027	217,400
500,000		5.125%, 12/15/2030	374,382
		PennyMac Financial Services, Inc.
500,000		5.375%, 10/15/2025	436,766
		United Wholesale Mortgage LLC
320,000		5.500%, 11/15/2025	274,702
180,000		5.500%, 04/15/2029	138,145
			1,441,395
Trading Companies & Distributors: 1.1%
		Avation Capital SA
447,258		8.250% Cash or 9.000% PIK, 10/31/2026 [3]	356,993
		Castlelake Aviation Finance DAC
500,000		5.000%, 04/15/2027	416,178
		Herc Holdings, Inc.
500,000		5.500%, 07/15/2027	457,640
		WESCO Distribution, Inc.
250,000		7.125%, 06/15/2025	249,063
250,000		7.250%, 06/15/2028	247,855
			1,727,729
Transportation Infrastructure: 0.3%
		Signature Aviation US Holdings, Inc.
400,000		4.000%, 03/01/2028	392,848

Total Corporate Bonds
(Cost $36,877,783)			32,137,248

Convertible Bonds: 3.3%
Airlines: 0.2%
		Southwest Airlines Co.
200,000		1.250%, 05/01/2025	236,250

Auto Components: 0.4%
		Horizon Global Corp.
480,000		2.750%, 07/01/2022	476,400
		Patrick Industries, Inc.
250,000		1.750%, 12/01/2028	201,250
			677,650
Automobiles: 0.1%
		Ford Motor Co.
250,000		N/A%, 03/15/2026 [4]	229,250

Consumer Finance: 0.4%
		EZCORP, Inc.
250,000		2.375%, 05/01/2025	222,625
		LendingTree, Inc.
500,000		0.500%, 07/15/2025	339,500
			562,125
Health Care Equipment & Supplies: 0.1%
		Haemonetics Corp.
250,000		N/A%, 03/01/2026 [4]	196,881

Hotels, Restaurants & Leisure: 0.3%
		Carnival Corp.
286,000		5.750%, 04/01/2023	320,177
		NCL Corp. Ltd.
160,000		6.000%, 05/15/2024	178,096
			498,273
Internet & Direct Marketing Retail: 0.1%
		Etsy, Inc.
250,000		0.250%, 06/15/2028	184,375

Machinery: 0.2%
		John Bean Technologies Corp.
250,000		0.250%, 05/15/2026	231,500

Pharmaceuticals: 0.3%
		Jazz Investments I Ltd.
350,000		2.000%, 06/15/2026	412,125

Software: 0.8%
		BigBear.ai Holdings, Inc.
650,000		6.000%, 12/15/2026	507,791
		Rapid7, Inc.
500,000		0.250%, 03/15/2027	453,000
		Tyler Technologies, Inc.
250,000		0.250%, 03/15/2026	235,625
			1,196,416
Thrifts & Mortgage Finance: 0.4%
		EZCORP, Inc.
550,000		2.875%, 07/01/2024	574,475

Total Convertible Bonds
(Cost $5,263,285)			4,999,320

Private Mortgage Backed Obligations: 0.2%
Diversified Financial Services: 0.2%
		HAS Capital Income Opportunity Fund II
642,000		8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [2,9]	339,610

Total Private Mortgage Backed Obligations
(Cost $642,000)			339,610

Total Bonds
(Cost $42,783,068)			37,476,178

Shares
Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0% [8]
8,750		Aviation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	2,138
Total Warrants
(Cost $–)			2,138

Principal Amount
Short-Term Investments: 13.9%
Commercial Paper: 3.3%
Automobiles: 0.7%
		General Motors Financial Co., Inc.
$ 1,000,000		2.202%, 07/14/2022 [10]	999,187

Building Products: 0.6%
		Fortune Brands Home & Security, Inc.
1,000,000		2.655%, 07/25/2022 [10]	998,709

Electronic Equipment, Instruments & Components: 0.7%
		Jabil, Inc.
1,000,000		2.501%, 07/05/2022 [10]	999,688

Equity Real Estate Investment Trusts - REITS: 0.6%
		Crown Castle International Corp.
1,000,000		2.505%, 07/19/2022 [10]	998,867

Industrials: 0.7%
		Aviation Capital Group LLC
1,000,000		8.525%, 07/18/2022 [10]	999,136

Total Commercial Paper
(Cost $4,994,696)			4,995,587

Money Market Funds: 10.6%

16,288,395		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.989% [5]	16,288,395

Total Money Market Funds
(Cost $16,288,395)			16,288,395
Total Short-Term Investments
(Cost $21,283,091)			21,283,982
Total Investments in Securities: 99.6%
(Cost $134,078,258)			152,832,027
Other Assets in Excess of Liabilities: 0.4%			675,688
Total Net Assets: 100.0%			$153,507,715

	ADR -	American Depositary Receipt
	GBp-	Great Britain Pound
	LIBOR-	London Interbank Offered Rate
	PIK-	Payment-in-Kind
	USD-	United States Dollar

	[1]	Non-income producing security.
	[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value (see Note 2A).
	[3]	Variable rate security; rate shown is the rate in effect on June 30, 2022.
	[4]	Zero coupon security.
	[5]	Annualized seven-day effective yield as of June 30, 2022.
	[6]	Not a readily marketable security.
	[7]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
	[8]	Does not round to 0.1% or (0.1)%, as applicable.
	[9]	Security considered restricted. As of June 30, 2022, the value of the restricted securities was $339,610 or 0.2% of net assets.
	[10]	Rate represents the yield to maturity from purchase price.
The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	91,519,980	–	1,122,830	92,642,810
Convertible Preferred Stocks [1]	157,920	296,075	972,924	1,426,919
Corporate Bonds [1]	–	31,916,871	220,377	32,137,248
Convertible Bonds [1]	–	4,999,320	–	4,999,320
Private Mortgage Backed Obligations [1]	–	–	339,610	339,610
Warrants [1]	–	–	2,138	2,138
Short-Term Investments	16,288,395	4,995,587		21,283,982
Total Assets:	$107,966,295	$42,207,853	$2,657,879	$152,832,027

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2022	$1,058,331	$1,152,472	$220,377	$447,608	$2,810	$2,881,598
Acquisitions	-	-	-	-	-	-
Dispositions	(130,000)	-	-	-	-	(130,000)
Accrued discounts/premiums	-	-	234	-	-	234
Realized gain (loss)	4,370	-	-	-	-	4,370
Change in unrealized appreciation/depreciation	191,850	(179,548)	(234)	(107,998)	(672)	(96,602)
Transfer in and/or out of Level 3[1]	-	-	-	-	-	-
Balance as of June 30, 2022	$1,124,551	$972,924	$220,377	$339,610	$2,138	$2,659,600

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2022	$191,850	$(179,548)	$(234)	$(107,998)	$(672)	$(96,602)

[1] Transfers out of Level 2 and into Level 3 are due to the security not being priced by a third party.
Type of Security	Fair Value at 6/30/22	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.5000
	$1,124,551	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$972,924	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$220,377	Issue Price	Market Data	$100.00
Private Mortgage Backed Obligations	$339,610	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$2,138	Black Scholes	Volatility	45

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.